VANECK MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Real Estate Investment Trusts: 99.9%
AGNC Investment Corp.	1,715,899	$25,549,736
Annaly Capital Management, Inc.	4,797,490	37,900,171
Apollo Commercial Real Estate
Finance, Inc.	807,207	11,018,376
Arbor Realty Trust, Inc. †	765,067	13,396,323
Ares Commercial Real Estate Corp.	388,033	5,700,205
ARMOUR Residential REIT, Inc. †	560,633	5,258,737
Blackstone Mortgage Trust, Inc.	555,947	17,467,855
BrightSpire Capital, Inc.	636,087	5,972,857
Broadmark Realty Capital, Inc.	969,736	9,096,124
Chimera Investment Corp.	962,498	13,956,221
Dynex Capital, Inc. †	300,638	4,834,259
Ellington Financial, Inc. †	402,734	7,156,583
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	269,048	11,160,111
Invesco Mortgage Capital, Inc. †	1,944,857	5,212,217
KKR Real Estate Finance Trust, Inc.	281,885	6,015,426
Ladder Capital Corp.	868,709	10,328,950
MFA Financial, Inc.	2,544,198	11,779,637
	Number of Shares	Value
Real Estate Investment Trusts (continued)
New Residential Investment Corp.	1,371,470	$14,606,155
New York Mortgage Trust, Inc.	2,558,892	9,595,845
Orchid Island Capital, Inc. †	1,387,038	5,589,763
PennyMac Mortgage Investment Trust †	611,409	10,895,308
Ready Capital Corp.	398,515	5,674,854
Redwood Trust, Inc.	641,329	7,907,587
Starwood Property Trust, Inc.	966,211	23,913,722
Two Harbors Investment Corp.	2,270,934	13,057,870
Total Common Stocks (Cost: $293,771,843)		293,044,892

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1% (Cost: $3,193,439)
Money Market Fund: 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio	3,193,439	3,193,439
Total Investments: 101.0% (Cost: $296,965,283)		296,238,331
Liabilities in excess of other assets: (1.0)%		(2,863,694)
NET ASSETS: 100.0%		$293,374,637

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $26,212,005.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$293,044,892
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